                               PIMCO Advisors VIT
                      PEA Science and Technology Portfolio

                       Supplement dated December 27, 2004

                                     to the

                          Prospectus dated May 1, 2004


At the close of business on December 31, 2004, Dennis McKechnie will no longer be managing the Portfolio's investments. Effective January 1, 2005, the Portfolio will be managed by the investment professionals of the Growth Team of PEA Capital LLC.